property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
property, plant and equipment
Schedule of property, plant and equipment

			Buildings and
		Network	leasehold			Assets under
(millions)	Note	assets [1]	improvements	Other [1]	Land	construction	Total
At cost
As at January 1, 2017		$28,284	$2,954	$1,021	$55	$592	$32,906
Additions [2]		972	51	44	—	1,426	2,493
Additions arising from business acquisitions		25	8	9	—	—	42
Dispositions, retirements and other		(1,724)	(63)	(48)	(7)	—	(1,842)
Assets under construction put into service		1,167	127	69	—	(1,363)	—
As at December 31, 2017		28,724	3,077	1,095	48	655	33,599
Additions [2]		1,039	27	37	—	1,265	2,368
Additions arising from business acquisitions	18(b)	4	13	9	—	—	26
Dispositions, retirements and other		(767)	56	(52)	—	—	(763)
Assets under construction put into service		956	100	85	—	(1,141)	—
As at December 31, 2018		$29,956	$3,273	$1,174	$48	$779	$35,230
Accumulated depreciation
As at January 1, 2017		$19,950	$1,836	$656	$—	$—	$22,442
Depreciation		1,396	106	115	—	—	1,617
Dispositions, retirements and other		(1,708)	(58)	(62)	—	—	(1,828)
As at December 31, 2017		19,638	1,884	709	—	—	22,231
Depreciation		1,431	115	123	—	—	1,669
Dispositions, retirements and other		(769)	51	(43)	—	—	(761)
As at December 31, 2018		$20,300	$2,050	$789	$—	$—	$23,139
Net book value
As at December 31, 2017		$9,086	$1,193	$386	$48	$655	$11,368
As at December 31, 2018		$9,656	$1,223	$385	$48	$779	$12,091
1	As at December 31, 2018, the net carrying amount of assets under finance leases included in network assets was $100 (2017 – $NIL) and included in other was $1 (2017 – $NIL).
2	For the year ended December 31, 2018, additions include $(15) (2017 – $7) in respect of asset retirement obligations (see Note 25).